STOCK OPTION PLANS	6 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 6 - STOCK OPTION PLANS

a.
The following table summarizes all share-based compensation expenses related to grants under the Equity Incentive Plans to employees, directors and consultants included in the consolidated statements of operations:

					Period of February 5, 2007
	For the three months		For the six months		(date of inception)
	ended June 30,		ended June 30,		through June 30,
	2013	2012	2013	2012	2013
Research & development	$134	$1,163	$176	$1,169	$1,661
General & administrative	156	722	214	722	974
Total	$290	$1,885	$390	$1,891	$2,635

b.	The following is a summary of the stock options granted to employees under the 2008 Plan and the 2010 Plan:

	For the six months ended June 30, 2013
	2010 Plan		2008 Plan
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding at the beginning of the period	4,983,424	$0.00	117,660	$0.00
Issued	-	-	-	-
Outstanding at the end of the period	4,983,424	$0.00	117,660	$0.00
Options exercisable	4,294,421	$0.00	117,660	$0.00

	For the six months ended June 30, 2012
	2010 Plan		2008 Plan
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding at the beginning of the period	-	-	117,660	$0.00
Issued	4,216,057	$0.00	-	-
Outstanding at the end of the period	4,216,057	$0.00	117,660	$0.00
Options exercisable	3,467,522	$0.00	117,660	$0.00

The total unrecognized estimated compensation cost related to employees non-vested stock options granted through June 30, 2013 was $153, which is expected to be recognized over a weighted average period of 1.43 years.

c.	The following is a summary of the stock options granted to non-employees under the 2010 Plan:

	For the six months ended June 30, 2013
	Number of Options	Weighted Average Exercise Price
Outstanding at the beginning of the period	3,872,953	$0.04
Issued	163,948	$0.00
Forfeited	(118,113)	$0.00
Outstanding at the end of the period	3,918,788	$0.04
Options exercisable	3,774,906	$0.03

	For the six months ended June 30, 2012
	Number of Options	Weighted Average Exercise Price
Outstanding at the beginning of the period	1,050,325	$0.13
Issued	2,822,627	$0.00
Outstanding at the end of the period	3,872,953	$0.04
Options exercisable	3,585,190	$0.02

The total unrecognized estimated compensation cost related to non-employees non-vested stock options granted through June 30, 2013 was $25, which is expected to be recognized over a weighted average period of 1 year.

d.	The options outstanding as of June 30, 2013 have been separated by exercise prices, as follows:

Exercise Price	# of Options Outstanding	Average Remaining Contractual Life (years)	# of Options Exercisable
$0.00	8,444,347	9.17	7,755,344
$0.24	575,525	6.99	431,644
	9,019,872		8,186,988